Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Other non financial assets [Abstract]
Disclosure of detailed information about other non financial assets [Text Block]
The Company maintained the following other non-financial assets:

	As of December 31, 2019		As of December 31, 2018
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Insurances paid	3,709,267	1,701	3,565,768	-
Advertising	8,940,821	5,372,024	7,976,638	3,173,523
Advances to suppliers	7,548,987	-	4,695,341	-
Prepaid expenses	1,068,339	1,510,785	1,685,096	1,705,693
Total advances	21,267,414	6,884,510	17,922,843	4,879,216
Guarantees paid	30,592	139,742	62,316	106,571
Consumables	481,494	-	393,234	-
Dividends receivable	614,591	-	423,994	-
Other	1,500	18,045	59,027	21,363
Total other assets	1,128,177	157,787	938,571	127,934
Total	22,395,591	7,042,297	18,861,414	5,007,150